Other financial assets - Disclosure of other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Advances related to CRO contracts	€ 12,172	€ 10,471	€ 0
Deposits	574	1,238	1,342
Other	124	0	0
Total other non-current financial assets	12,870	11,708	1,342
Other investments	9,050	0	0
Deposits	136	0	0
Total other current financial assets	9,186	0	0
Other financial assets	€ 22,055	€ 11,708	€ 1,342